Filed pursuant to Rule 497(j)

Registration Nos. 333-33607 and 811-08333

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II (the “Registrant”) File No. 333-33607

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen International Growth Fund, Nuveen NWQ International Value Fund, Nuveen NWQ Japan Fund, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Global Dividend Growth Fund, Nuveen Santa Barbara International Dividend Growth Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Winslow Large-Cap Growth Fund and Nuveen Winslow Managed Volatility Equity Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 132 was filed electronically with the Securities and Exchange Commission on November 28, 2016.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren